UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Solus Alternative Asset Management LP

Address:   410 Park Avenue, 11th Floor
           New York, NY  10022


Form 13F File Number: 028-12919


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Christopher A. Pucillo
Title:  Managing Member of the GP, Solus GP LLC
Phone:  212-284-4300

Signature,  Place,  and  Date  of  Signing:

/s/ Christopher A. Pucillo         New York, New York                 2/14/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:               8

Form 13F Information Table Value Total:  $      268,790
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- ----------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
---------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- ---- ------ ----
COMSTOCK MNG INC             COM            205750102    3,507 1,538,251 SH       SOLE       NONE     Sole      0    0
DIGITALGLOBE INC             COM NEW        25389M877   44,967 1,839,877 SH       SOLE       NONE     Sole      0    0
LORAL SPACE & COMMUNICATNS I COM            543881106   86,666 1,585,553 SH       SOLE       NONE     Sole      0    0
NATIONAL BK HLDGS CORP       CL A           633707104    5,664   298,276 SH       SOLE       NONE     Sole      0    0
RENTECH INC                  COM            760112102    4,925 1,872,517 SH       SOLE       NONE     Sole      0    0
SPANSION INC                 COM CL A NEW   84649R200   10,289   739,653 SH       SOLE       NONE     Sole      0    0
VISTEON CORP                 COM NEW        92839U206  112,664 2,093,341 SH       SOLE       NONE     Sole      0    0
YRC WORLDWIDE INC            COM PAR $.01   984249607      108    16,063 SH       SOLE       NONE     Sole      0    0


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